CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands		Ordinary shares CNY (¥) shares	Treasury Stock CNY (¥) shares	Additional paid-in capital CNY (¥)	Statutory reserves CNY (¥)	Retained earnings CNY (¥)	Accumulated other comprehensive (loss)/income CNY (¥)	Non-controlling interests CNY (¥)	CNY (¥) shares	USD ($) shares
Balance at the beginning at Dec. 31, 2022	[1]	¥ 104	¥ (627,886)	¥ 12,062,278	¥ 27,811	¥ 3,324,616	¥ 782,137	¥ (28,687)	¥ 15,540,373
Balance at the beginning (in shares) at Dec. 31, 2022 | shares	[1]	1,570,790,570
Balance at the beginning (in shares) at Dec. 31, 2022 | shares	[1]		(257,720,484)
Increase (Decrease) in Stockholders' Equity
Net income						534,328		6,660	540,988
Sharebased compensation				362,868					362,868
Capital contribution from noncontrolling interests								11,050	11,050
Unrealized (loss) gain on investment securities							632		632
Share-based awards to employees of Relx Inc.				396,378					396,378
Deemed dividend to shareholders in connection with the share-based awards to employees of Relx Inc.				(396,378)					(396,378)
Exercising of share-based awards				15,441					¥ 15,441
Exercising of share-based awards (in shares) | shares			11,834,355						10,802,458	10,802,458
Share repurchase			¥ (653,103)	(343,525)					¥ (996,628)
Share repurchase (in shares) | shares			(53,302,697)
Business combination				18,423					18,423
Cash dividend						(93,265)			(93,265)
Foreign currency translation adjustments							198,534		198,534
Balance at the end at Dec. 31, 2023		¥ 104	¥ (1,280,989)	12,115,485	27,811	3,765,679	981,303	(10,977)	15,598,416
Balance at the end (in shares) at Dec. 31, 2023 | shares		1,570,790,570
Balance at the end (in shares) at Dec. 31, 2023 | shares			(299,188,826)
Increase (Decrease) in Stockholders' Equity
Net income						551,837		12,507	564,344
Sharebased compensation				369,655					369,655
Unrealized (loss) gain on investment securities							(2,167)		(2,167)
Share-based awards to employees of Relx Inc.				(425,976)					(425,976)
Deemed dividend to shareholders in connection with the share-based awards to employees of Relx Inc.				425,976					425,976
Exercising of share-based awards				3,390					¥ 3,390
Exercising of share-based awards (in shares) | shares			8,289,785						3,579,925	3,579,925
Share repurchase			¥ (824,765)	235,408					¥ (589,357)
Share repurchase (in shares) | shares			(61,447,920)
Appropriation to statutory reserves					(506)	312		194
Cash dividend						(98,139)			(98,139)
Foreign currency translation adjustments							143,798	13	143,811
Balance at the end at Dec. 31, 2024		¥ 104	¥ (2,105,754)	12,723,938	27,305	4,219,689	1,122,934	1,737	¥ 15,989,953
Balance at the end (in shares) at Dec. 31, 2024 | shares		1,570,790,570							1,570,790,570	1,570,790,570
Balance at the end (in shares) at Dec. 31, 2024 | shares			(352,346,961)						352,346,961	352,346,961
Increase (Decrease) in Stockholders' Equity
Net income						921,867		12,510	¥ 934,377	$ 133,615
Sharebased compensation				186,235					186,235
Unrealized (loss) gain on investment securities							(2,174)		(2,174)	$ (311)
Share-based awards to employees of Relx Inc.				(14,958)					(14,958)
Deemed dividend to shareholders in connection with the share-based awards to employees of Relx Inc.				14,958					14,958
Exercising of share-based awards				3,396					¥ 3,396
Exercising of share-based awards (in shares) | shares			11,085,314						6,243,395	6,243,395
Share repurchase			¥ (180,637)	(3,293)					¥ (183,930)
Share repurchase (in shares) | shares			(12,432,580)						(169,600,000)	(169,600,000)
Business combination								84,729	¥ 84,729
Cash dividend						(1,021,759)		(2,041)	(1,023,800)
Foreign currency translation adjustments							(258,102)	928	(257,174)	$ (36,775)
Balance at the end at Dec. 31, 2025		¥ 104	¥ (2,286,391)	¥ 12,910,276	¥ 27,305	¥ 4,119,797	¥ 862,658	¥ 97,863	¥ 15,731,612	$ 2,249,590
Balance at the end (in shares) at Dec. 31, 2025 | shares		1,570,790,570							1,570,790,570	1,570,790,570
Balance at the end (in shares) at Dec. 31, 2025 | shares			(353,694,227)						353,694,227	353,694,227

[1]	The Company acquired various companies on December 13, 2023, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated statements of changes in shareholders’ equity in prior year. Refer to Note 1 (e) for detailed information